INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
INTANGIBLE ASSES
Market price of public shares (in Dollars per share)		$ 6.20	$ 10.57
Common stock, shares issued	12,277,759	5,031,250		5,031,250
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
AtlasClear Platform | Pacsquare
INTANGIBLE ASSES
Threshold period to receive level 1 equities trading platform from signing of agreement	12 months
Purchase price	$ 4,800,000
Payable in cash and in shares of common stock	1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement	100,000
Total Purchase Price	$ 850,000
Market price of public shares (in Dollars per share)	$ 6.00
Four monthly installments payable	$ 950,000
Monthly installments payable	$ 4
Number of monthly installments	237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules	$ 2,700,000
Common stock, shares issued	336,000
Cash consideration	$ 300,000
Purchase price allocated to Contribution Agreement	$ 1,416,000
AtlasClear Platform | Pacsquare | Price per share at $6.00
INTANGIBLE ASSES
Common stock, shares issued	136,000
Common Stock, par value (in Dollars per share)	$ 6
AtlasClear Platform | Pacsquare | Price per share at $1.50
INTANGIBLE ASSES
Common stock, shares issued	200,000
Common Stock, par value (in Dollars per share)	$ 1.50